DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES (Tables)	12 Months Ended
Dec. 29, 2012
DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES
The operating results of the OCP discontinued operations

(In millions)	2012	2011	2010

Net sales	$726.0	$760.4	$809.3

Income before taxes	$68.5	$64.9	$112.3
Provision for income taxes	22.2	29.2	37.2

Income from discontinued operations, net of tax	$46.3	$35.7	$75.1

Carrying values of the major classes of assets and liabilities related to the OCP discontinued operations

(In millions)	2012	2011

Assets
Trade accounts receivable, net	$119.0	$117.7
Inventories, net	57.2	50.9
Other current assets	7.7	5.9

Total current assets	183.9	174.5
Property, plant and equipment, net	79.5	74.2
Goodwill	167.9	166.0
Other intangibles resulting from business acquisitions, net	32.5	32.9
Other assets	8.4	7.3

	$472.2	$454.9

Liabilities
Short-term borrowings	$–	$1.1
Accounts payable	31.2	34.7
Accrued payroll and employee benefits	21.2	10.9
Other accrued liabilities	91.9	94.2

Total current liabilities	144.3	140.9
Non-current liabilities	16.2	13.6

	$160.5	$154.5